Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	25-1792394
Plan number	005
Participant loans* (4.25% to 9.50%, with maturities through 2040)	$ 10,209,220
Registered investment companies - Self-directed accounts	$ 3,938,119
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%